Reinsurance Activity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Reinsurance Activity
Schedule of effects of reinsurance on premiums written and earned

The effects of reinsurance on premiums written and earned are summarized as follows (in thousands).

	Three Months Ended June 30,				Six Months Ended June 30,
	2014		2013		2014		2013
	Written	Earned	Written	Earned	Written	Earned	Written	Earned
Premiums from direct business	$47,999	$43,534	$47,950	$41,943	$91,770	$86,293	$89,807	$82,490
Reinsurance assumed	2,677	2,178	2,120	1,748	4,910	4,198	3,873	3,378
Reinsurance ceded	(5,295)	(4,935)	(5,224)	(5,101)	(9,481)	(9,395)	(9,779)	(9,805)
Net premiums	$45,381	$40,777	$44,846	$38,590	$87,199	$81,096	$83,901	$76,063

The effects of reinsurance on premiums written and earned are summarized as follows (in thousands).

	Year Ended December 31,
	2013		2012		2011
	Written	Earned	Written	Earned	Written	Earned
Premiums from direct business	$173,982	$168,942	$163,780	$162,383	$155,054	$147,419
Reinsurance assumed	7,987	7,202	6,422	5,882	5,388	5,176
Reinsurance ceded	(18,528)	(18,611)	(19,751)	(21,564)	(18,705)	(18,547)
Net premiums	$163,441	$157,533	$150,451	$146,701	$141,737	$134,048

Schedule of effects of reinsurance on incurred losses

The effects of reinsurance on incurred losses are as follows (in thousands).

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Loss and LAE incurred	$36,455	$49,537	$54,207	$70,949
Reinsurance recoverables	(1,180)	(1,377)	(595)	(1,604)
Net loss and LAE incurred	$35,275	$48,160	$53,612	$69,345

The effects of reinsurance on incurred losses are as follows (in thousands).

	Year Ended December 31,
	2013	2012	2011
Loss and LAE incurred	$117,089	$115,347	$92,655
Reinsurance recoverables	(6,334)	(6,188)	4,079
Net loss and LAE incurred	$110,755	$109,159	$96,734